Summary of Significant Accounting Policies (Details) - USD ($)	7 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Accumulated deficit		$ (2,863,410)	$ (2,089,387)
Cash balances		226,782	$ 261,476
Deferred offering costs		89,804
Legal and accounting		80,191
Other cost categories		$ 9,613
Anti-dilutive potential common share (in Shares)	21,000	1,448,750	1,413,750